Investments - Schedule of Assumptions Used (Detail) - JM Weshop (Cayman) Inc. - Valuation, Income Approach	Mar. 31, 2018
Measurement Input, Discount Rate
Schedule of Investments [Line Items]
Fair value measurement input	0.26
Minimum | Revenue Growth Rate
Schedule of Investments [Line Items]
Fair value measurement input	0.10
Minimum | Measurement Input Gross Margin Rate
Schedule of Investments [Line Items]
Fair value measurement input	(0.200)
Maximum | Revenue Growth Rate
Schedule of Investments [Line Items]
Fair value measurement input	2.00
Maximum | Measurement Input Gross Margin Rate
Schedule of Investments [Line Items]
Fair value measurement input	0.535